Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2022
Prepaid Expenses And Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	As of March 31,	As of March 31,
	2022	2021
Prepayments to suppliers	$4,177,537	$9,334,225
Loans receivables (a)	727,765	-
Deposit	691,070	12,174
Prepayments to technical provider	669,481	646,752
VAT-in	560,155	-
Prepayment to Weilan (b)	448,946	-
Receivable from disposal of subsidiaries	408,106	-
Deposit for the acquisition of Shennong (Note 14)	-	9,130,613
Other current assets	226,173	3,065,980
Total	$7,909,233	$22,189,744